SEMPER MBS TOTAL RETURN FUND
Schedule of Investments - August 31, 2022 (Unaudited)

	Principal Amount/Shares	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES - AGENCY - 0.0%
Fannie Mae-Aces
Series 2006-M1, Class IO, 0.226%, 3/25/36 (a)(g)	$1,277,863	$13
GNMA REMIC Trust
Series 2012-25, Class IO, 0.000%, 8/16/52 (a)(g)	387,724	3
Government National Mortgage Association
Series 2002-28, Class IO, 0.770%, 1/16/42 (a)(g)	10,325	-
Series 2005-23, Class IO, 0.004%, 6/17/45 (a)(g)	118,001	-
Series 2006-68, Class IO, 0.469%, 5/16/46 (a)(g)	117,579	457
Total Commercial Mortgage-Backed Securities - Agency (cost $46,091)		473

COMMERCIAL MORTGAGE-BACKED SECURITIES - NON-AGENCY - 9.5%
Bayview Commercial Asset Trust
Series 2004-3, Class B2, 7.469% (1 Month LIBOR USD + 5.025%), 1/25/35 (c)(h)	34,956	35,155
Series 2006-2A, Class M1, 2.909% (1 Month LIBOR USD + 0.465%), 7/25/36 (c)(h)	685,935	628,152
Series 2006-2A, Class M3, 2.969% (1 Month LIBOR USD + 0.525%), 7/25/36 (c)(h)	991,544	918,252
Series 2006-3A, Class M1, 2.954% (1 Month LIBOR USD + 0.510%), 10/25/36 (c)(h)	843,641	791,602
Series 2007-2A, Class A1, 2.714% (1 Month LIBOR USD + 0.270%), 7/25/37 (c)(h)	1,351,074	1,203,624
Freddie Mac Multi-Family Structured Credit Risk
Series 2021-MN2, Class M2, 5.533% (SOFR30A + 3.350%), 7/25/41 (c)(h)	1,750,000	1,541,656
Series 2021-MN1, Class M2, 5.933% (SOFR30A + 3.750%), 1/25/51 (c)(h)	6,537,000	5,887,242
Series 2021-MN1, Class B1, 9.933% (SOFR30A + 7.750%), 1/25/51 (c)(h)	6,603,000	6,454,697
Series 2021-MN3, Class B1, 9.033% (SOFR30A + 6.850%), 11/25/51 (c)(h)	6,413,000	5,768,293
GMAC Commercial Mortgage Asset Corp.
Series 2005-DRUM, Class AIO, 0.171%, 5/10/50 (a)(c)(g)	139,137,221	2,371,670
Series 2012-BLIS, Class IO, 0.576%, 7/10/50 (c)(g)	27,657,352	1,597,471
Lehman Brothers Small Balance Commercial Mortgage Trust
Series 2006-3A, Class M2, 2.834% (1 Month LIBOR USD + 0.390%), 12/25/36 (c)(h)	2,844,912	2,742,039
Series 2007-1A, Class M1, 2.944% (1 Month LIBOR USD + 0.500%), 3/25/37 (c)(h)	5,881,000	5,626,048
Multi-Family Connecticut Avenue Securities Trust
Series 2019-01, Class M10, 5.694% (1 Month LIBOR USD + 3.250%), 10/25/49 (c)(h)	5,301,420	5,079,770
Series 2019-01, Class B10, 7.944% (1 Month LIBOR USD + 5.500%), 10/25/49 (c)(h)	2,384,000	2,121,959
Series 2020-01, Class M10, 6.194% (1 Month LIBOR USD + 3.750%), 3/25/50 (c)(h)	1,000,000	959,467
Velocity Commercial Capital Loan Trust
Series 2017-2, Class M4, 5.000%, 11/25/47 (a)(c)	362,120	323,872
Series 2018-1, Class M5, 6.260%, 4/25/48 (c)	255,535	244,135
Series 2018-2, Class M3, 4.720%, 10/26/48 (a)(c)	281,781	269,441
Series 2019-1, Class M5, 5.700%, 3/25/49 (a)(c)	600,124	515,555
Total Commercial Mortgage-Backed Securities - Non-Agency (cost $47,314,455)		45,080,100

RESIDENTIAL MORTGAGE-BACKED SECURITIES - AGENCY - 26.5%
Fannie Mae Connecticut Avenue Securities
Series 2020-R02, Class 2B1, 5.444% (1 Month LIBOR USD + 3.000%), 1/25/40 (c)(h)	4,495,000	4,204,942
Series 2020-R01, Class 1B1, 5.694% (1 Month LIBOR USD + 3.250%), 1/25/40 (c)(h)	1,000,000	945,904
Series 2020-SBT1, Class 2B1, 9.044% (1 Month LIBOR USD + 6.600%), 2/25/40 (c)(h)	13,475,000	12,275,575
Series 2020-SBT1, Class 1B1, 9.194% (1 Month LIBOR USD + 6.750%), 2/25/40 (c)(h)	14,106,000	13,384,549
Series 2021-R01, Class 1B1, 5.283% (SOFR30A + 3.100%), 10/25/41 (c)(h)	4,076,000	3,826,345
FNMA Grantor Trust
Series 2003-T2, Class A1, 2.457% (1 Month LIBOR USD + 0.140%), 3/25/33 (h)	30,961	30,838
Series 2004-T3, Class 2A, 3.672%, 8/25/43 (a)	32,607	32,670
FNMA Pool
Class #888534, 5.000%, 8/1/37	6,238	6,291
FNMA REMIC Trust
Series 2007-30, Class ZM, 4.250%, 4/25/37	59,623	60,310
Series 2007-W8, Class 1A5, 6.426%, 9/25/37 (a)	7,839	8,428
Freddie Mac Structured Agency Credit Risk
Series 2021-DNA2, Class B1, 5.583% (SOFR30A + 3.400%), 8/25/33 (c)(h)	2,393,000	2,223,090
Series 2021-DNA2, Class B2, 8.183% (SOFR30A + 6.000%), 8/25/33 (c)(h)	6,122,000	5,585,205
Series 2019-FTR3, Class B2, 7.059% (1 Month LIBOR USD + 4.800%), 9/25/47 (c)(h)	11,233,500	9,711,395
Series 2019-FTR4, Class B2, 7.444% (1 Month LIBOR USD + 5.000%), 11/25/47 (c)(h)	10,050,000	8,827,666
Series 2019-DNA4, Class B2, 8.694% (1 Month LIBOR USD + 6.250%), 10/25/49 (c)(h)	987,000	964,575
Series 2020-HQA5, Class B2, 9.583% (SOFR30A + 7.400%), 11/25/50 (c)(h)	4,460,000	4,275,906
Freddie Mac Structured Agency Credit Risk REMIC Trust
Series 2021-HQA1, Class B2, 7.183% (SOFR30A + 5.000%), 8/25/33 (c)(h)	2,986,000	2,474,132
Series 2021-DNA3, Class B1, 5.683% (SOFR30A + 3.500%), 10/25/33 (c)(h)	2,506,400	2,366,992
Series 2021-DNA3, Class B2, 8.433% (SOFR30A + 6.250%), 10/25/33 (c)(h)	4,656,000	4,256,457
Series 2021-HQA2, Class B1, 5.333% (SOFR30A + 3.150%), 12/25/33 (c)(h)	1,861,000	1,683,251
Series 2021-DNA5, Class B1, 5.233% (SOFR30A + 3.050%), 1/25/34 (c)(h)	2,085,000	1,934,586
Series 2021-DNA6, Class B2, 9.683% (SOFR30A + 7.500%), 10/25/41 (c)(h)	1,000,000	954,676
Series 2020-HQA1, Class B2, 7.544% (1 Month LIBOR USD + 5.100%), 1/25/50 (c)(h)	8,679,000	7,829,088
Series 2020-DNA1, Class B2, 7.694% (1 Month LIBOR USD + 5.250%), 1/25/50 (c)(h)	2,938,000	2,602,997
Series 2020-DNA2, Class B2, 7.244% (1 Month LIBOR USD + 4.800%), 2/25/50 (c)(h)	6,990,000	6,226,546
Series 2020-HQA2, Class B2, 10.044% (1 Month LIBOR USD + 7.600%), 3/25/50 (c)(h)	10,250,000	10,149,660
Series 2020-DNA3, Class B2, 11.794% (1 Month LIBOR USD + 9.350%), 6/25/50 (c)(h)	2,000,000	2,312,065
Series 2020-DNA4, Class B2, 12.444% (1 Month LIBOR USD + 10.000%), 8/25/50 (c)(h)	3,888,000	4,483,350
Series 2020-HQA4, Class B2, 11.844% (1 Month LIBOR USD + 9.400%), 9/25/50 (c)(h)	1,780,000	2,062,238
Series 2020-DNA5, Class B2, 13.683% (SOFR30A + 11.500%), 10/25/50 (c)(h)	1,810,000	2,184,788
Series 2020-DNA6, Class B2, 7.833% (SOFR30A + 5.650%), 12/25/50 (c)(h)	5,750,000	5,441,791
Freddie Mac Whole Loan Securities Trust
Series 2017-SC01, Class M2, 3.654%, 12/25/46 (a)(c)	595,000	547,590
Series 2017-SC02, Class M2, 3.851%, 5/25/47 (a)(c)	1,411,000	1,324,648
Total Residential Mortgage-Backed Securities - Agency (cost $134,963,839)		125,198,544

RESIDENTIAL MORTGAGE-BACKED SECURITIES - NON-AGENCY - 63.2%
AFC Home Equity Loan Trust
Series 1997-3, Class 1A4, 7.470%, 9/27/27 (j)	73,921	72,290
AMSR Trust
Series 2020-SFR4, Class G1, 4.002%, 11/17/37 (c)	750,000	698,799
Series 2021-SFR3, Class H, 4.896%, 10/17/38 (c)	1,750,000	1,544,907
Asset Backed Securities Corp. Home Equity Loan Trust
Series 1999-LB1, Class A1F, 7.110%, 6/21/29	396,541	392,437
Asset Backed Securities Corp. Long Beach Home Equity Loan Trust
Series 2000-LB1, Class AF5, 7.073%, 9/21/30 (j)	524,459	496,751
Banc of America Funding Corp.
Series 2006-D, Class 5A2, 3.007%, 5/20/36 (a)	6,765	6,466
Series 2008-R4, Class 1A4, 2.709% (1 Month LIBOR USD + 0.450%), 7/25/37 (c)(h)	1,378,647	1,044,244
Bear Stearns Asset Backed Securities I Trust
Series 2006-IM1, Class A3, 3.004% (1 Month LIBOR USD + 0.560%), 4/25/36 (h)	5,238,853	7,139,189
Series 2006-IM1, Class A6, 3.084% (1 Month LIBOR USD + 0.640%), 4/25/36 (h)	3,111,824	4,109,111
Bellemeade Re Ltd.
Series 2021-1A, Class M2, 7.033% (SOFR30A + 4.850%), 3/25/31 (c)(h)	2,420,000	2,410,274
Series 2021-1A, Class B1, 8.933% (SOFR30A + 6.750%), 3/25/31 (c)(h)	1,421,000	1,443,717
Series 2021-2A, Class M2, 5.083% (SOFR30A + 2.900%), 6/25/31 (c)(h)	3,526,000	3,274,124
Series 2021-2A, Class B1, 6.333% (SOFR30A + 4.150%), 6/25/31 (c)(h)	2,281,000	2,068,204
Chase Home Lending Mortgage Trust
Series 2019-ATR1, Class B4, 4.369%, 4/25/49 (a)(c)	2,719,000	2,401,540
Series 2019-ATR2, Class B4, 3.997%, 7/25/49 (a)(c)	1,883,026	1,559,292
Chase Mortgage Finance Corp.
Series 2020-CL1, Class M4, 6.794% (1 Month LIBOR USD + 4.350%), 10/25/57 (c)(h)	331,431	334,804
CIM Trust
Series 2021-J1, Class AX1, 0.158%, 3/25/51 (a)(c)(g)	313,379,889	2,734,459
Citigroup Mortgage Loan Trust
Series 2004-HYB4, Class WA, 2.248%, 12/25/34 (a)	8,180	8,107
CitiMortgage Alternative Loan Trust
Series 2007-A7, Class 2A1, 2.844% (1 Month LIBOR USD + 0.400%), 7/25/37 (h)	156,929	125,266
COLT Mortgage Loan Trust
Series 2021-3, Class B2, 4.120%, 9/27/66 (a)(c)	1,578,000	1,089,650
Series 2021-4, Class B2, 4.140%, 10/25/66 (a)(c)	2,625,000	2,221,614
Conseco Finance Home Loan Trust
Series 2000-E, Class B1, 10.260%, 8/15/31 (a)	130,362	16,887
CoreVest American Finance Trust
Series 2019-1, Class E, 5.489%, 3/15/52 (a)(c)	242,500	226,188
Countrywide Alternative Loan Trust
Series 2004-15, Class 2A2, 3.758%, 9/25/34 (a)	300,838	281,127
Series 2006-4CB, Class 2A3, 5.500%, 4/25/36	3,925	3,311
Series 2006-OA3, Class 1A1, 2.844% (1 Month LIBOR USD + 0.400%), 5/25/36 (h)	7,873	6,911
Series 2006-OA9, Class 1A1, 2.568% (1 Month LIBOR USD + 0.200%), 7/20/46 (h)	23,702	18,828
Countrywide Asset-Backed Certificates
Series 2006-24, Class 2A3, 2.594% (1 Month LIBOR USD + 0.150%), 6/25/47 (h)	2,843	2,840
Credit Suisse Mortgage Trust
Series 2020-AFC1, Class B1, 3.445%, 2/25/50 (a)(c)	4,228,000	3,890,460
Series 2020-AFC1, Class B2, 4.416%, 2/25/50 (a)(c)	5,459,650	5,031,101
Series 2021-NQM3, Class B1, 3.425%, 4/25/66 (a)(c)	6,274,899	4,782,674
Series 2021-NQM3, Class B2, 4.128%, 4/25/66 (a)(c)	921,499	753,515
Deephaven Residential Mortgage Trust
Series 2021-1, Class B2, 3.955%, 5/25/65 (a)(c)	3,200,000	2,851,704
Series 2021-4, Class B2, 4.483%, 11/25/66 (a)(c)	4,000,000	3,700,716
Ellington Financial Mortgage Trust
Series 2021-2, Class B1, 3.202%, 6/25/66 (a)(c)	3,315,000	2,558,438
Flagstar Mortgage Trust
Series 2018-1, Class B5, 3.957%, 3/25/48 (a)(c)	1,206,000	852,340
Fort KL
Series 2021-SFR1, Class G, 4.105%, 9/17/38 (c)	11,811,000	10,067,685
GreenPoint Mortgage Funding Trust
Series 2005-AR4, Class 4A1A, 3.064% (1 Month LIBOR USD + 0.620%), 10/25/45 (h)	16,732,165	15,159,149
GSAA Home Equity Trust
Series 2006-5, Class 2A1, 2.584% (1 Month LIBOR USD + 0.140%), 3/25/36 (h)	26,522	10,529
JP Morgan Mortgage Trust
Series 2014-IVR6, Class B4, 2.912%, 7/25/44 (a)(c)	500,500	442,850
Series 2017-1, Class B5, 3.450%, 1/25/47 (a)(c)	1,790,274	1,544,259
Series 2019-HYB1, Class B4, 3.718%, 10/25/49 (a)(c)	4,998,999	4,363,381
Series 2019-5, Class B6, 4.288%, 11/25/49 (a)(c)	3,702,906	3,175,629
Series 2019-5, Class B5, 4.451%, 11/25/49 (a)(c)	1,232,439	1,083,073
Series 2020-2, Class B5, 3.824%, 7/25/50 (a)(c)	2,239,188	1,711,554
Series 2020-2, Class B6Z, 7.332%, 7/25/50 (a)(c)	3,684,023	2,967,224
Series 2021-3, Class A3X, 0.500%, 7/25/51 (a)(c)(g)	63,131,386	1,722,130
Series 2021-6, Class AX4, 0.200%, 10/25/51 (a)(c)(g)	79,232,303	884,819
JP Morgan Wealth Management
Series 2021-CL1, Class M4, 4.933% (SOFR30A + 2.750%), 3/25/51 (c)(h)	1,059,846	995,768
Series 2021-CL1, Class M5, 5.833% (SOFR30A + 3.650%), 3/25/51 (c)(h)	721,379	665,969
Lehman Mortgage Trust
Series 2008-4, Class A1, 2.824% (1 Month LIBOR USD + 0.380%), 1/25/37 (h)	32,197,519	11,260,647
LSTAR Securities Investment Ltd.
Series 2019-3, Class A2, 6.873% (1 Month LIBOR USD + 4.500%), 4/1/24 (c)(d)(h)	3,191,265	3,223,174
Series 2019-4, Class A2, 6.873% (1 Month LIBOR USD + 4.500%), 5/1/24 (c)(d)(h)	10,252,698	10,355,212
Series 2021-1, Class A, 4.173% (1 Month LIBOR USD + 1.800%), 2/1/26 (c)(d)(h)	951,801	906,920
Series 2021-2, Class A2, 5.123% (1 Month LIBOR USD + 2.750%), 3/2/26 (c)(d)(h)	9,730,449	9,859,908
Merrill Lynch Mortgage Investors Trust
Series 2005-AR1, Class M2, 3.449% (1 Month LIBOR USD + 1.005%), 6/25/36 (h)	2,327,808	2,015,219
Mill City Mortgage Loan Trust
Series 2019-1, Class B1, 3.500%, 10/25/69 (a)(c)	2,245,863	1,863,749
Morgan Stanley Residential Mortgage Loan Trust
Series 2021-2, Class A1IO, 0.151%, 5/25/51 (a)(c)(g)	389,866,872	2,893,319
Series 2021-5, Class A9IO, 0.250%, 8/25/51 (a)(c)(g)	38,025,289	485,009
New Residential Mortgage Loan Trust
Series 2021-NQ2R, Class B1, 3.008%, 10/25/58 (a)(c)	2,034,000	1,805,517
Series 2021-NQ2R, Class B2, 3.963%, 10/25/58 (a)(c)	1,813,000	1,545,207
NMLT Trust
Series 2021-INV1, Class B1, 3.613%, 5/25/56 (a)(c)	7,326,000	5,858,277
Series 2021-INV1, Class B2, 4.413%, 5/25/56 (a)(c)	5,203,000	4,185,048
Series 2021-INV2, Class B2, 4.072%, 8/25/56 (a)(c)	4,000,000	3,035,223
Oaktown Re III Ltd.
Series 2019-1A, Class M2, 4.994% (1 Month LIBOR USD + 2.550%), 7/25/29 (c)(h)	1,750,000	1,740,832
Oaktown Re Ltd.
Series 2021-1A, Class M1C, 5.183% (SOFR30A + 3.000%), 10/25/33 (c)(h)(j)	2,489,000	2,392,972
Oaktown Re VI Ltd.
Series 2021-1A, Class M2, 6.133% (SOFR30A + 3.950%), 10/25/33 (c)(h)	1,226,000	1,191,697
Pretium Mortgage Credit Partners LLC
Series 2021-NPL6, Class A2, 5.071%, 7/25/51 (c)(j)	2,503,000	2,291,777
Progress Residential Trust
Series 2020-SFR3, Class H, 6.234%, 10/17/27 (c)	1,000,000	973,131
RAAC Series Trust
Series 2004-SP1, Class AI3, 6.118%, 3/25/34 (d)	2,317	2,265
Radnor RE Ltd.
Series 2021-2, Class M1B, 5.883% (SOFR30A + 3.700%), 11/25/31 (c)(h)	3,566,000	3,496,174
Series 2021-2, Class M2, 7.183% (SOFR30A + 5.000%), 11/25/31 (c)(h)	1,234,000	1,175,881
RALI Series Trust
Series 2006-QS6, Class 1AV, 0.770%, 6/25/36 (a)(g)	5,476,199	118,301
Series 2006-QS6, Class 1A11, 3.144% (1 Month LIBOR USD + 0.700%), 6/25/36 (h)	2,418,718	1,951,261
RAMP Series Trust
Series 2007-RS1, Class A3, 2.784% (1 Month LIBOR USD + 0.340%), 2/25/37 (h)	9,821,500	2,983,119
Series 2007-RS1, Class A4, 3.004% (1 Month LIBOR USD + 0.560%), 2/25/37 (h)	10,547,597	2,870,925
RCKT Mortgage Trust
Series 2019-1, Class B5, 3.827%, 9/25/49 (a)(c)	1,225,000	892,779
Reperforming Loan REMIC Trust
Series 2005-R1, Class 1AF1, 2.804% (1 Month LIBOR USD + 0.360%), 3/25/35 (c)(h)	1,666,426	1,611,972
Series 2006-R1, Class AF1, 2.784% (1 Month LIBOR USD + 0.340%), 1/25/36 (c)(h)	2,256,617	2,158,779
Residential Accredit Loans, Inc. Series Trust
Series 2005-QS13, Class 2A1, 3.144% (1 Month LIBOR USD + 0.700%), 9/25/35 (h)	3,160,424	2,687,450
Series 2006-QS6, Class 1A9, 3.044% (1 Month LIBOR USD + 0.600%), 6/25/36 (h)	2,959,124	2,371,000
Series 2008-QR1, Class 2A1, 2.944% (1 Month LIBOR USD + 0.500%), 9/25/36 (h)	1,574,083	1,264,007
Series 2006-QS18, Class 1A1, 3.044% (1 Month LIBOR USD + 0.600%), 12/25/36 (h)	2,856,513	2,466,620
Residential Funding Securities Corp.
Series 2002-RP1, Class A1, 3.304% (1 Month LIBOR USD + 0.860%), 3/25/33 (c)(h)	530,306	517,459
Seasoned Credit Risk Transfer Trust
Series 2018-2, Class XSIO, 0.065%, 11/25/57 (a)(g)	440,549,466	1,399,934
Series 2018-2, Class BX, 2.708%, 11/25/57 (a)	8,007,516	3,705,684
Series 2020-1, Class BXS, 4.763%, 8/25/59 (a)(c)	7,423,065	3,273,494
Sequoia Mortgage Trust
Series 2019-4, Class B4, 3.762%, 11/25/49 (a)(c)	1,908,000	1,284,371
Series 2019-5, Class B4, 3.723%, 12/25/49 (a)(c)	1,982,724	1,278,669
Series 2020-2, Class B4, 3.642%, 3/25/50 (a)(c)	2,152,535	1,796,911
Star Trust
Series 2021-SFR2, Class G, 5.780% (1 Month LIBOR USD + 3.400%), 1/17/24 (c)(h)	2,800,000	2,654,650
Series 2021-SFR2, Class H, 6.530% (1 Month LIBOR USD + 4.150%), 1/17/24 (c)(h)	2,421,000	2,342,284
Series 2021-SFR1, Class H, 6.830% (1 Month LIBOR USD + 4.450%), 4/17/38 (c)(h)	1,000,000	984,559
Starwood Mortgage Residential Trust
Series 2020-INV1, Class B1, 3.257%, 11/25/55 (c)	2,750,000	2,461,172
Series 2020-INV1, Class B2, 4.261%, 11/25/55 (c)	1,000,000	896,825
Structured Adjustable Rate Mortgage Loan Trust
Series 2005-21, Class 3A1, 2.929%, 11/25/35 (a)	27,854	25,468
Terwin Mortgage Trust
Series 2004-4SL, Class B3, 8.000%, 3/25/34 (a)(c)	21,579	16,161
Towd Point Mortgage Trust
Series 2019-HY1, Class B2, 4.594% (1 Month LIBOR USD + 2.150%), 10/25/48 (c)(h)	11,739,000	11,301,454
Series 2019-HY1, Class B3, 4.594% (1 Month LIBOR USD + 2.150%), 10/25/48 (c)(h)	6,170,000	5,628,504
Series 2019-HY1, Class B4, 4.594% (1 Month LIBOR USD + 2.150%), 10/25/48 (c)(h)	6,170,000	5,377,436
Series 2019-1, Class B2, 3.679%, 3/25/58 (a)(c)	4,000,000	3,390,140
Series 2018-6, Class B2, 3.853%, 3/25/58 (a)(c)	2,750,000	2,309,833
Series 2018-3, Class B2, 3.629%, 5/25/58 (a)(c)	1,750,000	1,418,464
Series 2019-HY2, Class B2, 4.694% (1 Month LIBOR USD + 2.250%), 5/25/58 (c)(h)	8,639,000	8,078,595
Series 2019-HY2, Class B3, 4.694% (1 Month LIBOR USD + 2.250%), 5/25/58 (c)(h)	2,294,000	2,080,579
Series 2019-HY2, Class B4, 4.694% (1 Month LIBOR USD + 2.250%), 5/25/58 (c)(h)	1,836,000	1,624,252
Series 2019-HY3, Class B1, 4.444% (1 Month LIBOR USD + 2.000%), 10/25/59 (c)(h)	5,514,000	5,358,169
Series 2019-HY3, Class B2, 4.444% (1 Month LIBOR USD + 2.000%), 10/25/59 (c)(h)	4,130,000	3,920,787
Series 2019-HY3, Class B3, 4.444% (1 Month LIBOR USD + 2.000%), 10/25/59 (c)(h)	1,106,000	954,143
Series 2019-HY3, Class B4, 4.444% (1 Month LIBOR USD + 2.000%), 10/25/59 (c)(h)	1,105,000	888,787
TRK Trust
Series 2021-INV2, Class B1, 4.104%, 11/25/56 (a)(c)	4,000,000	3,171,438
Verus Securitization Trust
Series 2019-INV3, Class B2, 4.791%, 11/25/59 (a)(c)	650,000	629,925
Series 2021-R3, Class B2, 4.070%, 4/25/64 (a)(c)	3,081,000	2,924,843
Series 2021-5, Class B2, 3.941%, 9/25/66 (a)(c)	1,750,000	1,426,241
Series 2021-6, Class B2, 4.526%, 10/25/66 (a)(c)	4,369,000	3,273,703
Series 2021-8, Class B2, 4.334%, 11/25/66 (a)(c)(j)	4,288,000	3,128,610
VOLT LLC
Series 2021-NPL4, Class A2, 4.949%, 3/27/51 (c)(j)	1,500,000	1,426,873
WaMu Mortgage Pass-Through Certificates
Series 2005-AR1, Class B1, 3.269% (1 Month LIBOR USD + 0.825%), 1/25/45 (h)	4,177,774	3,814,784
Series 2005-AR6, Class B1, 3.344% (1 Month LIBOR USD + 0.900%), 4/25/45 (h)	3,697,745	2,802,675
Washington Mutual Mortgage Pass-Through Certificates Series Trust
Series 2007-4, Class 1A5, 7.000%, 6/25/37	5,123,572	2,707,764
Total Residential Mortgage-Backed Securities - Non-Agency (cost $354,603,657)		299,155,315

PRIVATE PLACEMENT PARTICIPATION AGREEMENT - 0.0%
CCTC Acquisition Partners LLC, Convertible Promissory Note
12.000%, 2/8/23 (e)(f)(i)	749,058	-
Total Private Placement Participation Agreement (cost $749,058)		-

MONEY MARKET FUND - 1.2%
First American Government Obligations Fund - Class Z, 2.010% (b)	5,790,343	5,790,343
Total Money Market Fund (cost $5,790,343)		5,790,343

Total Investments (cost $543,467,443) - 100.4%		475,224,775
Liabilities less Other Assets - (0.4)%		(1,679,850)
TOTAL NET ASSETS - 100.0%		$473,544,925

(a)	Variable rate security. The coupon is based on an underlying pool of loans and represents the rate in effect as of August 31, 2022.
(b)	Rate shown is the 7-day annualized yield as of August 31, 2022.
(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and
August be sold only to dealers in the program or other “qualified institutional buyers.” As of
August 31, 2022, the value of these investments was $396,999,100 or 83.8% of total net assets.
(d)	Step-up bond. The interest rate may step up conditioned upon the aggregate remaining principal balance of the underlying mortgage loans being reduced below a targeted percentage of the aggregate original principal balance of the mortgage loans. The interest rate shown is the rate in effect as of
August 31, 2022.
(e)	Security valued at fair value using methods determined in good faith by or at the direction of the
Board of Trustees of Advisors Series Trust. Value determined using significant unobservable inputs.
As of August 31, 2022, the total value of fair valued securities was $0 or 0.0% of total net assets.
(f)	Non-income producing.
(g)	Interest only security.
(h)	Variable or floating rate security based on a reference index and spread. The rate reported is the rate in effect as of August 31, 2022.
(i)	Security is restricted. The Fund cannot sell or otherwise transfer this agreement without prior written approval of CCTC Acquisition Partners LLC. As of August 31, 2022, the value of this investment was
$0 or 0.0% of total net assets. The security was acquired in February 2018 at a cost of $749,058.
(j)	Step-up bond. The interest rate will step up if the issuer does not redeem the bond by an expected redemption date. The interest rate shown is the rate in effect as of August 31, 2022.
FNMA – Federal National Mortgage Association
GNMA – Government National Mortgage Association
LIBOR – London Interbank Offered Rate
REMIC – Real Estate Mortgage Investment Conduit
SOFR – Secured Overnight Financing Rate

Semper MBS Total Return Fund
Summary of Fair Value Disclosure at August 31, 2022 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Accounting principles generally accepted in the United States of America (“U.S. GAAP”) establish a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund’s investments as of August 31, 2022:

	Level 1	Level 2	Level 3	Total
Fixed Income
Commercial Mortgage-Backed Securities - Agency	$-	$473	$-	$473
Commercial Mortgage-Backed Securities - Non-Agency	-	45,080,100	-	45,080,100
Residential Mortgage-Backed Securities - Agency	-	125,198,544	-	125,198,544
Residential Mortgage-Backed Securities - Non-Agency	-	299,155,315	-	299,155,315
Total Fixed Income	-	469,434,432	-	469,434,432
Money Market Fund	5,790,343	-	-	5,790,343
Total Investments	$5,790,343	$469,434,432	$-	$475,224,775

Refer to the Fund’s schedule of investments for additional information.

The following is a reconciliation of the Fund’s level 3 investments for which significant unobservable inputs were used in determining value.

		Investments in Securites, at Value
			Private
		Residential	Placement
		MBS -	Participation
		Non-Agency	Agreements
Balance as of November 30, 2021		$6,223,549	$4,995,532
Accrued discounts/premiums		-	-
Realized gain/(loss)		(88,707)	-
Change in unrealized appreciation/(depreciation)		(222,892)	-
Purchases		-	94,498
Sales		(2,211,234)	(5,090,030)
Transfers in and/or out of Level 3		(3,700,716)	-
Balance as of August 31, 2022		$-	$-

The change in unrealized appreciation/(depreciation) for level 3 securities still held in the Fund at August 31, 2022 and still classified as level 3 was $0.